Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Intangible Assets, Net [Abstract]
Brokerage expenses	¥ 2,218		¥ 468,832
Amortization expense	50,837	$ 6,995	¥ 848	¥ 832
Intangible asset, expected amortization, year one	100,447
Intangible asset, expected amortization, year two	99,322
Intangible asset, expected amortization, year three	74,963
Intangible asset, expected amortization, year four	51,972
Intangible asset, expected amortization, year five	¥ 28,175